DISCLOSURE OF DETAILED INFORMATION ABOUT OPERATING EXPENSES EXPLANATORY (Details) - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operating Expenses
Director fees including bonus (excluding Chairman’s bonus)		$ 707,385	$ 278,224	$ 122,101
Chairman’s bonus			1,160,347
Auditor’s Remuneration (refer to Note 20)	[1]	349,665	131,511	53,402
Legal and Professional fees		1,143,300	343,422	195,433
(Gain)/Loss on disposal of leases		(179)
FX Gains and losses		(13,577)	200,061	200,061
Depreciation		$ 2,423	$ 1,512	$ 212

[1]	This has been restated for presentational purposes only to include audit-related assurance services in addition to fees payable to the company’s auditors for the audit of the parent company (being OKYO Pharma Limited) and consolidated financial statements. Refer to note 20 where details of auditor’s remuneration has been disclosed. This has no impact on the primary financial statements.